CONSOLIDATED BALANCE SHEET - USD ($) $ in Millions	Jun. 30, 2020	Mar. 31, 2020	Dec. 31, 2019	Jun. 30, 2019
Non-current assets
Intangible assets, net	$ 33,114	$ 32,823	$ 33,178	$ 29,229
Property, plant and equipment, net	104,925	113,254	116,408	118,063
Equity affiliates: investments and loans	27,470	26,998	27,122	26,473
Other investments	1,627	1,660	1,778	1,660
Non-current financial assets	2,431	1,133	912	771
Deferred income taxes	7,257	6,694	6,216	6,022
Other non-current assets	2,539	2,537	2,415	2,306
Total non-current assets	179,363	185,099	188,029	184,524
Current assets
Inventories, net	12,688	11,556	17,132	16,410
Accounts receivable, net	13,481	18,029	18,488	20,349
Other current assets	17,155	19,429	17,013	15,958
Current financial assets	6,570	7,016	3,992	3,536
Cash and cash equivalents	29,727	21,634	27,352	26,723
Assets classified as held for sale	421	421	1,288
Total current assets	80,042	78,085	85,265	82,976
Total assets	259,405	263,184	273,294	267,500
Shareholders' equity
Common shares	8,159	8,123	8,123	8,301
Paid-in surplus and retained earnings	107,934	119,935	121,170	123,351
Currency translation adjustment	(13,265)	(14,431)	(11,503)	(11,177)
Treasury shares	(1,623)	(1,621)	(1,012)	(3,613)
Total shareholders' equity - Group share	101,205	112,006	116,778	116,862
Non-controlling interests	2,334	2,428	2,527	2,362
Total shareholders' equity	103,539	114,434	119,305	119,224
Non-current liabilities
Deferred income taxes	10,346	10,462	11,858	11,486
Employee benefits	3,612	3,260	3,501	3,375
Provisions and other non-current liabilities	19,487	19,452	20,613	21,629
Non-current financial debt	61,540	48,896	47,773	45,394
Total non-current liabilities	94,985	82,070	83,745	81,884
Current liabilities
Accounts payable	19,198	22,123	28,394	27,059
Other creditors and accrued liabilities	24,790	25,102	25,749	22,686
Current borrowings	16,154	18,521	14,819	16,221
Other current financial liabilities	411	604	487	426
Liabilities directly associated with the assets classified as held for sale	328	330	795
Total current liabilities	60,881	66,680	70,244	66,392
Total liabilities & shareholders' equity	$ 259,405	$ 263,184	$ 273,294	$ 267,500